Equity-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Feb. 11, 2013	Jul. 02, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 08, 2012 Enumerated	Feb. 03, 2011 Enumerated	Feb. 02, 2010 Enumerated	Jul. 02, 2007 Enumerated
Equity Based Compensation Textual [Abstract]
Number of Equity Based Compensation Plan			4
Tax benefit related to the equity-based compensation plans recognized in income			$ 1,600,000	$ 1,600,000	$ 1,500,000
Aggregate market-based restricted stock unit										25,000
Target based Vesting of market-based restricted stock unit										0
Stock Options [Member]
Equity Based Compensation Textual [Abstract]
Vesting period			4 years
Stock option contractual term			10 years
Exercised, Aggregate Intrinsic Value			600,000	300,000	200,000
Stock option granted during the period			0	0	0
Stock Options [Member] | Maximum [Member]
Equity Based Compensation Textual [Abstract]
Stock options exercisable cumulative annual installments period			10 years
Stock Options [Member] | Minimum [Member]
Equity Based Compensation Textual [Abstract]
Stock option exercises, commencement period from date of grant			P1Y
Service Based Restricted Stock Units [Member]
Equity Based Compensation Textual [Abstract]
Vesting period			3 years
Number of shares issuable, against each unit of RSU			1
Total fair value of RSUs vested			3,700,000	2,600,000
Compensation expense			2,900,000	2,900,000	2,400,000
Unrecognized compensation cost			1,500,000
Weighted average period			1 year 3 months 18 days
Service Based Restricted Stock Units [Member] | Non - employee directors [Member]
Equity Based Compensation Textual [Abstract]
Vesting period			1 month
Performance Based Restricted Stock Units [Member]
Equity Based Compensation Textual [Abstract]
Compensation expense			674,000	242,000	391,000
Unrecognized compensation cost			647,000
Weighted average period			1 year 6 months
Restricted Stock Units, awarded and vested								0	49,320
Target based Vesting of performance-based restricted stock unit								53,200	78,000
Performance-based restricted stock unit awards year of award granted								2013	2012
Performance Based Restricted Stock Units [Member] | Dependent upon achievement of sales growth targets [Member]
Equity Based Compensation Textual [Abstract]
Target based Vesting of performance-based restricted stock unit	77,700						45,850
Performance-based restricted stock unit awards year of award granted	2016						2014
Performance Based Restricted Stock Units [Member] | Dependent upon achievement of free cash flow targets [Member]
Equity Based Compensation Textual [Abstract]
Target based Vesting of performance-based restricted stock unit	66,600						39,300
Performance-based restricted stock unit awards year of award granted	2016						2014
Performance Based Restricted Stock Units [Member] | Maximum [Member]
Equity Based Compensation Textual [Abstract]
Vesting performance-based restricted stock unit								200.00%	200.00%
Performance Based Restricted Stock Units [Member] | Maximum [Member] | Dependent upon achievement of sales growth targets [Member]
Equity Based Compensation Textual [Abstract]
Vesting performance-based restricted stock unit	200.00%						200.00%
Performance Based Restricted Stock Units [Member] | Maximum [Member] | Dependent upon achievement of free cash flow targets [Member]
Equity Based Compensation Textual [Abstract]
Vesting performance-based restricted stock unit	200.00%						200.00%
Performance Based Restricted Stock Units [Member] | Minimum [Member]
Equity Based Compensation Textual [Abstract]
Vesting performance-based restricted stock unit								0.00%	0.00%
Performance Based Restricted Stock Units [Member] | Minimum [Member] | Dependent upon achievement of sales growth targets [Member]
Equity Based Compensation Textual [Abstract]
Vesting performance-based restricted stock unit	0.00%						0.00%
Performance Based Restricted Stock Units [Member] | Minimum [Member] | Dependent upon achievement of free cash flow targets [Member]
Equity Based Compensation Textual [Abstract]
Vesting performance-based restricted stock unit	0.00%						0.00%
Market Based Restricted Stock Units [Member]
Equity Based Compensation Textual [Abstract]
Vesting period			3 years
Compensation expense			666,000	918,000	952,000
Unrecognized compensation cost			636,000
Weighted average period			1 year 6 months
Restricted Stock Units, awarded and vested									67,130
Performance-based restricted stock unit awards year of award granted							2014	2013	2012	2011
Target based Vesting of market-based restricted stock unit							45,850	79,800	117,000
Number of enumerated peer group companies							28	28	28	32
Earned and awarded performance and market-based restricted stock unit	80,940	8,334			0	12,500
Market Based Restricted Stock Units [Member] | Certain Executives and Key Employees [Member]
Equity Based Compensation Textual [Abstract]
Performance-based restricted stock unit awards year of award granted	2016
Target based Vesting of market-based restricted stock unit	77,700
Number of enumerated peer group companies	20
Market Based Restricted Stock Units [Member] | Executive Officer [Member]
Equity Based Compensation Textual [Abstract]
Performance-based restricted stock unit awards year of award granted	2016
Target based Vesting of market-based restricted stock unit	32,500
Number of enumerated peer group companies	20
Market Based Restricted Stock Units [Member] | Maximum [Member]
Equity Based Compensation Textual [Abstract]
Vesting market-based restricted stock unit							200.00%	200.00%	200.00%	150.00%
Market Based Restricted Stock Units [Member] | Maximum [Member] | Certain Executives and Key Employees [Member]
Equity Based Compensation Textual [Abstract]
Vesting market-based restricted stock unit	200.00%
Market Based Restricted Stock Units [Member] | Maximum [Member] | Executive Officer [Member]
Equity Based Compensation Textual [Abstract]
Vesting market-based restricted stock unit	200.00%
Market Based Restricted Stock Units [Member] | Minimum [Member]
Equity Based Compensation Textual [Abstract]
Vesting market-based restricted stock unit							0.00%	0.00%	0.00%	0.00%
Market Based Restricted Stock Units [Member] | Minimum [Member] | Certain Executives and Key Employees [Member]
Equity Based Compensation Textual [Abstract]
Vesting market-based restricted stock unit	0.00%
Market Based Restricted Stock Units [Member] | Minimum [Member] | Executive Officer [Member]
Equity Based Compensation Textual [Abstract]
Vesting market-based restricted stock unit	0.00%
RSUs [Member]
Equity Based Compensation Textual [Abstract]
Granted, Weighted-average Grant-Date Fair Value			$ 10.97	$ 9.83	$ 11.13
Convertible Aggregate Intrinsic Value			$ 4,500,000	$ 2,700,000	$ 3,100,000
Earned and awarded performance and market-based restricted stock unit			377,000